November 3, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	Rule 497(j) filing of the Value Line Income and Growth Fund, Inc. (the “Acquiring Fund”) with respect to the proposed reorganization of Value Line Convertible Fund, Inc. into the Acquiring Fund

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I certify that: (i) the combined Proxy Statement & Prospectus and Statement of Additional Information filed on October 28, 2011 as Post-Effective Amendment No. 1 to the Acquiring Fund’s Registration Statement on Form N-14 (“Registration Statement”) do not differ from those which would have been filed pursuant to Rule 497(b) under the 1933 Act, and (ii) the text of the Registration Statement has been filed with the U.S. Securities and Exchange Commission electronically via EDGAR.

If you have any questions or comments, please do not hesitate to contact me at (212) 907-1850 (collect) or Gretchen Passe Roin at (617) 526-6787 (collect).

Very truly yours,

/s/ Peter D. Lowenstein
Peter D. Lowenstein